LEASES (Details 2) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
LEASES
Balance of 2021	$ 1,187
2022 - 2023	5,137	$ 14,138
2024 - 2025	3,844	7,361
2026 - and beyond	27,502	17,335
Total	$ 37,670	$ 38,834